CAPITAL STOCK	6 Months Ended
Mar. 31, 2022
STOCKHOLDERS EQUITY
NOTE 6 - CAPITAL STOCK

NOTE 6 - CAPITAL STOCK

Common Stock

The Company has authorized 500,000,000 common shares, par value $0.001. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.  As of March 31, 2022, and September 30, 2021, there were 376,815,718 and 296,236,627, respectively, common shares issued and outstanding.

During the six months ended March 31, 2022, the following shares of common stock were issued:

•	13,650,000 shares of common stock issued for the conversion of 13,650,000 shares of Series E Preferred Stock.

•	59,270,000 shares of common stock were issued for the conversion of 59,270,000 shares of Series F Preferred Stock.

•	6,750,000 shares of common issued for services. The Company valued the shares at $981,175, based on the price of the common stock on the date the Company agreed to issue the shares.

•

909,091 shares issued for payment of accounts payable. The amount of shares issued were based upon the share price of the Company’s common stock on the date the Company agreed to issue the common stock.

Preferred Stock

The Company has 100,000,000 shares authorized as preferred stock, par value $0.001 (the “Preferred Stock”), which such Preferred Stock shall be issuable in such series, and with such designations, rights and preferences as the Board of Directors may determine from time to time.

Series D Preferred Stock

On September 30, 2020, the Company filed an Amended and Restated Certificate of Designation with the State of Nevada of the Company’s Series D Preferred Stock. Under the terms of the Amendment to Certificate of Designation of Series D Preferred Stock, 50,000 shares of the Company’s preferred shares are designated as Series D Preferred Stock. Each share of Series D Preferred Stock is convertible into one share of fully paid and non-assessable Common Stock. For so long as any shares of the Series D Preferred Stock remain issued and outstanding, the Holders thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to two times the sum of all the number of shares of other classes of Corporation capital stock eligible to vote on all matters submitted to a vote of the stockholders of the Corporation. On September 30, 2020, the Company issued 50,000 shares of Series D Preferred Stock to a Company controlled by the Company’s CEO, in satisfaction of $1,347,894 of capital stock to be issued.  As of March 31, 2022, and September 30, 2021, there were 50,000 shares of Series D Preferred Stock issued and outstanding.

Series E Preferred Stock

On June 2, 2021, the Company filed a Certificate of Designation with the State of Nevada. Under the terms of the Certificate of Designation 13,650,000 (as amended on June 10, 2021) were designated as Series E Preferred Stock. Each share of Series E Preferred Stock is convertible into one share of fully paid and non-assessable Common Stock. For so long as any shares of the Series E Preferred Stock remain issued and outstanding, the Holders thereof, voting separately as a class, shall have the right to vote one share on all matters submitted to a vote of the stockholders of the Corporation. As of September 30, 2021, there were 13,650,000 shares of Series E Preferred Stock issued and outstanding. During the six months ended March 31, 2022, the Company converted the 13,650,000 shares of Series E Preferred Stock to 13,650,000 shares of common stock. As of March 31, 2022, there were no shares of Series E Preferred stock issued and outstanding.

Series F Preferred Stock

On November 24, 2021, the Company filed a Certificate of Designation with the State of Nevada. Under the terms of the Certificate of Designation 59,270,000 were designated as Series F Preferred Stock. Each share of Series F Preferred Stock is convertible into one share of fully paid and non-assessable Common Stock at any time by the holder. For so long as any shares of the Series F Preferred Stock remain issued and outstanding, the Holders thereof, voting separately as a class, shall have the right to vote one share on all matters submitted to a vote of the stockholders of the Corporation. The Series F Preferred Stock automatically converts to common stock after the shares of common stock closing market price is at least $0.20 for twenty (20) consecutive trading days. During the six months ended March 31, 2022, the Company sold 59,270,000 shares of Series F Preferred Stock at $0.05 per share and received proceeds of $2,963,750. During the six months ended March 31, 2022, the Company converted the 59,270,000 shares of Series F Preferred Stock to 59,270,000 shares of common stock. As of March 31, 2022, there were no shares of Series F Preferred Stock issued and outstanding.

Capital stock to be issued

As of September 30, 2021, the Company had $323,583 of capital stock to be issued. During the six months ended March 31, 2022, 4,000,000 shares of common stock was issued, which reduced the capital stock to be issued by $268,833. As of March 31, 2022, the Company has $54,750 of capital stock to be issued, which is included in the liability section of the unaudited condensed balance sheet presented herein.